Income Taxes (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Net deferred tax asset (liability)	$ (17,075)	$ (21,951)
Deferred tax assets
Loan loss reserves	56,930	59,936
REO reserves	41,268	32,986
Asset Purchase Tax Basis Difference (net)	27,068	22,738
Delinquent accrued interest	7,380	4,060
Other, net	1,236	1,361
Total deferred tax assets	133,882	121,081
Deferred tax liabilities
FDIC Loss Guarantee Receivable (net)	24,973	40,444
Federal Home Loan Bank stock dividends	36,161	36,158
Valuation adjustment on available-for-sale securities	49,845	28,866
Loan origination costs	13,098	13,183
Depreciation	24,751	21,578
Deferred gain on forward commitments	890	1,225
Core deposit intangible	1,239	1,578
Total deferred tax liabilities	150,957	143,032
Current tax asset (liability)	15,540	30,044
Net tax asset (liability)	$ (1,535)	$ 8,093